Income taxes - Components of Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Line Items]
Net income (loss) before income taxes	$ (97,657)	$ (150,198)	$ (184,537)
Current	1,245	606	1,414
Deferred	(514)	(1,185)	(541)
Total	731	(579)	873
CANADA
Income Taxes [Line Items]
Net income (loss) before income taxes	(43,973)	(87,784)	(99,188)
Current	793	165	444
Deferred	228	301	89
Total	1,021	466	533
UNITED STATES
Income Taxes [Line Items]
Net income (loss) before income taxes	(22,227)	(49,577)	(31,019)
Current	9	8	56
Deferred	0	0	(295)
Total	9	8	(239)
ITALY
Income Taxes [Line Items]
Net income (loss) before income taxes	(20,695)	(3,834)	(27,247)
Current	389	521	836
Deferred	(566)	(1,463)	(311)
Total	(177)	(942)	525
Other [Member]
Income Taxes [Line Items]
Net income (loss) before income taxes	(10,762)	(9,003)	(27,083)
Current	54	(88)	78
Deferred	(176)	(23)	(24)
Total	$ (122)	$ (111)	$ 54